Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of stock options activity for 2012 is as follows (shares in thousands):

	Number of Options	Weighted Average Exercise Price	Average Grant Date Fair Value	Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2011	1,574	$10.56	$10.56
2012 activity	—	$—	$—
Outstanding at September 30, 2012	1,574	$10.56	$10.56	5.8 years	$—

A summary of activity relating to our stock options is as follows (options in thousands):

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2010	204	$11.36
Granted	1,383	10.56
Expired	0	169.92
Forfeited	(35)	9.60
Outstanding as of December 31, 2011	1,551	10.56	$6.57
Exercisable as of December 31, 2011	675	$10.56	$9.02	—

Schedule Of Share-Based Compensation Expense Allocation [Table Text Block]

Stock-based compensation expense was as follows for the three months and nine months ended September 30, 2012 and 2011 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Research and development	$91	$226	$380	$2,172
General and administrative	586	1,178	2,194	5,182
Total stock-based compensation expense	$677	$1,404	$2,574	$7,354

Schedule Of Unvested Stock Option [Table Text Block]

A summary of the Company’s unvested stock option grants and changes during 2011 was as follows (options in thousands):

	Options	Weighted- Average Grant Date Fair Value
Outstanding at December 31, 2010	59	$10.83
Granted during 2011	1,383	10.56
Vested during 2011	(566)	10.56
Outstanding at December 31, 2011	876	10.56

Schedule Of Stock Options Outstanding and Related Prices [Table Text Block]

Additional information regarding stock options outstanding and exercisable at December 31, 2011 is as follows, in thousands, except option price and weighted average exercise price.

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$ 8.80 – 9.60	105	7.64	$8.80	50	$8.96
$ 9.76 – 33.60	1,446	6.50	$10.72	624	$10.72
$ 38.56 – 1,200.00	6	4.31	$433.76	0	$433.76
Total	1,551	9.02	$10.56	674	$10.72